Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($)			12 Months Ended
	Nov. 30, 2015	Sep. 08, 2006	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Other Intangible Assets [Line Items]
Goodwill included in purchase price of the branch				$ 3,402,000
Other intangible assets			$ 225,000	205,000
Branch Office in Richfield, PA [Member]
Goodwill and Other Intangible Assets [Line Items]
Acquisition date		Sep. 08, 2006
Goodwill included in purchase price of the branch			$ 2,046,000	$ 2,046,000
Intangible assets included in purchase price		$ 431,000
Intangible assets amortization period				10 years
FNBPA Bancorp, Inc [Member]
Goodwill and Other Intangible Assets [Line Items]
Acquisition date	Nov. 30, 2015	Nov. 30, 2015
Goodwill included in purchase price of the branch	$ 3,335,000			$ 3,402,000
Intangible assets included in purchase price	$ 303,000
Intangible assets amortization period	10 years
Other intangible assets	$ 40,000
Core deposit and other intangibles	343,000
Other Intangible Assets [Member] | FNBPA Bancorp, Inc [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets included in purchase price	$ 40,000
Intangible assets amortization period	2 years